Schedule of Effective Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Effective tax rate	0.00%	0.00%	0.00%	0.00%
U.S. statutory rate	34.00%	34.00%	34.00%	34.00%
Foreign income not registered in the U.S.	(34.00%)	(34.00%)	(34.00%)	(34.00%)
PRC statutory rate	25.00%	25.00%	25.00%	25.00%
Changes in valuation allowance and others	(25.00%)	(25.00%)	(25.00%)	(25.00%)
CHINA
Effective tax rate			0.00%
PRC statutory rate	25.00%